Share capital	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital

Note 30	Share capital
Preferred shares
BCE’s articles of amalgamation, as amended, provide for an unlimited number of First Preferred Shares and Second Preferred Shares, all without par value. The terms set out in the articles authorize BCE’s directors to issue the shares in one or more series and to set the number of shares and the conditions for each series.
The following table provides a summary of the principal terms of BCE’s First Preferred Shares as at December 31, 2023. There were no Second Preferred Shares issued and outstanding at December 31, 2023. BCE’s articles of amalgamation, as amended, describe the terms and conditions of these shares in detail.

	ANNUAL DIVIDEND RATE						STATED CAPITAL
SERIES		CONVERTIBLE INTO	CONVERSION DATE	REDEMPTION DATE	REDEMPTION PRICE	NUMBER OF SHARES ISSUED AND OUTSTANDING	DECEMBER 31, 2023	DECEMBER 31, 2022
Q	floating	Series R	December 1, 2030	At any time	$25.50	—	—	—
R(1)	3.018%	Series Q	December 1, 2025	December 1, 2025	$25.00	7,764,800	194	200
S	floating	Series T	November 1, 2026	At any time	$25.50	2,054,167	51	53
T(1)	4.99%	Series S	November 1, 2026	November 1, 2026	$25.00	5,301,633	132	146
Y	floating	Series Z	December 1, 2027	At any time	$25.50	6,451,752	161	175
Z(1)	5.346%	Series Y	December 1, 2027	December 1, 2027	$25.00	2,708,031	68	74
AA(1)	4.94%	Series AB	September 1, 2027	September 1, 2027	$25.00	11,482,631	293	312
AB	floating	Series AA	September 1, 2027	At any time	$25.50	6,918,839	176	195
AC(1)	5.08%	Series AD	March 1, 2028	March 1, 2028	$25.00	6,482,274	165	255
AD	floating	Series AC	March 1, 2028	At any time	$25.50	12,513,726	319	254
AE	floating	Series AF	February 1, 2025	At any time	$25.50	6,022,513	151	162
AF(1)	3.865%	Series AE	February 1, 2025	February 1, 2025	$25.00	9,076,087	227	237
AG(1)	3.37%	Series AH	May 1, 2026	May 1, 2026	$25.00	8,442,830	211	223
AH	floating	Series AG	May 1, 2026	At any time	$25.50	4,784,070	120	125
AI(1)	3.39%	Series AJ	August 1, 2026	August 1, 2026	$25.00	9,246,640	231	237
AJ	floating	Series AI	August 1, 2026	At any time	$25.50	4,118,260	103	111
AK(1)	3.306%	Series AL	December 31, 2026	December 31, 2026	$25.00	22,303,812	558	578
AL(2)	floating	Series AK	December 31, 2026	At any time		1,755,688	44	45
AM(1)	2.939%	Series AN	March 31, 2026	March 31, 2026	$25.00	10,183,378	233	239
AN(2)	floating	Series AM	March 31, 2026	At any time		1,035,822	24	24
AO(3)	fixed	Series AP				—	—	—
AP(3)	floating	Series AO				—	—	—
AQ(1)	6.538%	Series AR	September 30, 2028	September 30, 2028	$25.00	8,303,614	206	225
AR(4)	floating	Series AQ	September 30, 2033	At any time		—	—	—
							3,667	3,870
(1)BCE may redeem each of these series of First Preferred Shares on the applicable redemption date and every five years thereafter.
(2)BCE may redeem Series AL and AN First Preferred Shares at $25.00 per share on December 31, 2026 and March 31, 2026, respectively, and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AL or AN First Preferred Shares at $25.50 per share on any date which is not a Series conversion date for the applicable series of First Preferred Shares.
(3)On March 31, 2022, BCE redeemed its 4,600,000 issued and outstanding Series AO First Preferred Shares with a stated capital of $118 million for a total cost of $115 million. The remaining $3 million was recorded to contributed surplus.
(4)If Series AR First Preferred Shares are issued on September 30, 2028, BCE may redeem such shares at $25.00 per share on September 30, 2033 and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AR Preferred Shares at $25.50 per share on any date which is not a Series conversion date for such series of First Preferred Shares.
NORMAL COURSE ISSUER BID FOR BCE FIRST PREFERRED SHARES
On November 2, 2023, BCE announced the renewal of its NCIB to purchase for cancellation up to 10% of the public float of each series of BCE’s outstanding First Preferred Shares that are listed on the Toronto Stock Exchange. The NCIB will extend up to November 8, 2024, or an earlier date should BCE complete its purchases under the NCIB.
In 2023, BCE repurchased and canceled 8,124,533 First Preferred Shares under its NCIB with a stated capital of $203 million for a total cost of $140 million. The remaining $63 million was recorded to contributed surplus.
Subsequent to year end, BCE repurchased and canceled 1,412,388 First Preferred Shares under its NCIB with a stated capital of $36 million for a total cost of $25 million. The remaining $11 million was recorded to contributed surplus.
On November 3, 2022, BCE announced the renewal of its NCIB to purchase for cancellation up to 10% of the public float of each series of BCE’s outstanding First Preferred Shares that are listed on the Toronto Stock Exchange. The NCIB extended from November 9, 2022 to November 8, 2023.
In 2022, BCE repurchased and canceled 584,300 First Preferred Shares with a stated capital of $15 million for a total cost of $10 million. The remaining $5 million was recorded to contributed surplus.
VOTING RIGHTS
All of the issued and outstanding First Preferred Shares at December 31, 2023 are non-voting, except under special circumstances when the holders are entitled to one vote per share.
PRIORITY AND ENTITLEMENT TO DIVIDENDS

The First Preferred Shares of all series rank at parity with each other and in priority to all other shares of BCE with respect to payment of dividends and with respect to distribution of assets in the event of liquidation, dissolution or winding up of BCE.
Holders of Series R, T, Z, AA, AC, AF, AG, AI, AK, AM and AQ First Preferred Shares are entitled to fixed cumulative quarterly dividends. The dividend rate on these shares is reset every five years, as set out in BCE’s articles of amalgamation, as amended.
Holders of Series S, Y, AB, AD, AE, AH and AJ First Preferred Shares are entitled to floating adjustable cumulative monthly dividends. The floating dividend rate on these shares is calculated every month, as set out in BCE’s articles of amalgamation, as amended.
Holders of Series AL and AN First Preferred Shares are entitled to floating cumulative quarterly dividends. The floating dividend rate on these shares is calculated every quarter, as set out in BCE’s articles of amalgamation, as amended.
Dividends on all series of First Preferred Shares are paid as and when declared by the board of directors of BCE.
CONVERSION FEATURES
All of the issued and outstanding First Preferred Shares at December 31, 2023 are convertible at the holder’s option into another associated series of First Preferred Shares on a one-for-one basis according to the terms set out in BCE’s articles of amalgamation, as amended.

Common shares and Class B shares
BCE’s articles of amalgamation provide for an unlimited number of voting common shares and non-voting Class B shares, all without par value. The common shares and the Class B shares rank equally in the payment of dividends and in the distribution of assets if BCE is liquidated, dissolved or wound up, after payments due to the holders of preferred shares. No Class B shares were outstanding at December 31, 2023 and 2022.
The following table provides details about the outstanding common shares of BCE.

		2023		2022
	NOTE	NUMBER OF SHARES	STATED CAPITAL	NUMBER OF SHARES	STATED CAPITAL
Outstanding, January 1		911,982,866	20,840	909,018,871	20,662
Shares issued under deferred share plan		843	—	11,003	1
Shares issued under employee stock option plan	31	306,139	19	2,952,992	177
Unclaimed shares(1)		(15,303)	—	—	—
Outstanding, December 31		912,274,545	20,859	911,982,866	20,840
(1) Represents unclaimed shares following the expiry of former Manitoba Telecom Services Inc. (MTS) shareholders' rights to receive BCE common shares in connection with the acquisition of MTS.

Contributed surplus
Contributed surplus in 2023 and 2022 includes premiums in excess of par value upon the issuance of BCE common shares and share-based compensation expense net of settlements.